Advances to joint ventures (Details) - USD ($) $ in Thousands	Jun. 30, 2016	Dec. 31, 2015
Advances to Joint Ventures [Line Items]
Current portion of advances to joint ventures	$ 6,725	$ 7,130
Long-term advances to joint ventures	3,598	6,861
Advances/shareholder loans to joint ventures	$ 10,323	$ 13,991